Segments - Summary of Segments Banking by Line of Business (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Underlying income
- Net commission income	[1]	€ 1,377	€ 1,395
Underlying expenditure
Taxation	[1]	995	1,226
Net result IFRS	[1]	2,605	2,980
Underlying [member]
Underlying income
- Net interest income		6,845	6,711
- Net commission income		1,378	1,396
- Total investment and other income		717	820
Total underlying income		8,940	8,928
Underlying expenditure
- Operating expenses		5,032	4,922
Increase in loan loss provisions (IAS 39)		200	362
Total underlying expenditure		5,232	5,284
Underlying result before taxation		3,708	3,644
Taxation		1,021	1,022
Non-controllinginterests		51	44
Underlying net result		2,636	2,578
Insurance other [member]
Underlying expenditure
Underlying net result		19	(64)
Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Taxation		(26)	204
Underlying net result		(50)	466
Segments Banking Activities [member]
Underlying expenditure
Net result IFRS		2,605	2,980
Segments Banking Activities [member] | Underlying [member]
Underlying income
- Net interest income		6,845	6,711
- Net commission income		1,378	1,396
- Total investment and other income		717	820
Total underlying income		8,940	8,928
Underlying expenditure
- Operating expenses		5,032	4,922
Increase in loan loss provisions (IAS 39)		200	362
Total underlying expenditure		5,232	5,284
Underlying result before taxation		3,708	3,644
Taxation		1,021	1,022
Non-controllinginterests		51	44
Underlying net result		2,636	2,578
Segments Banking Activities [member] | Insurance other [member]
Underlying expenditure
Underlying net result		19	(64)
Segments Banking Activities [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Underlying net result		(50)	466
Segments Banking Activities [member] | Retail Netherlands [member]
Underlying expenditure
Net result IFRS		933	781
Segments Banking Activities [member] | Retail Netherlands [member] | Underlying [member]
Underlying income
- Net interest income		1,755	1,778
- Net commission income		320	301
- Total investment and other income		192	114
Total underlying income		2,267	2,193
Underlying expenditure
- Operating expenses		1,078	1,121
Increase in loan loss provisions (IAS 39)		(51)	29
Total underlying expenditure		1,028	1,150
Underlying result before taxation		1,239	1,043
Taxation		307	262
Underlying net result		933	781
Segments Banking Activities [member] | Retail Belgium [member]
Underlying expenditure
Net result IFRS		153	251
Segments Banking Activities [member] | Retail Belgium [member] | Underlying [member]
Underlying income
- Net interest income		898	945
- Net commission income		201	229
- Total investment and other income		114	125
Total underlying income		1,213	1,298
Underlying expenditure
- Operating expenses		903	872
Increase in loan loss provisions (IAS 39)		78	49
Total underlying expenditure		982	922
Underlying result before taxation		231	377
Taxation		71	123
Non-controllinginterests		6	3
Underlying net result		153	251
Segments Banking Activities [member] | Retail Germany [member]
Underlying expenditure
Net result IFRS		285	264
Segments Banking Activities [member] | Retail Germany [member] | Underlying [member]
Underlying income
- Net interest income		857	821
- Net commission income		93	99
- Total investment and other income		10	(2)
Total underlying income		960	918
Underlying expenditure
- Operating expenses		524	514
Increase in loan loss provisions (IAS 39)		13	6
Total underlying expenditure		537	520
Underlying result before taxation		423	398
Taxation		137	134
Non-controllinginterests		1	1
Underlying net result		285	264
Segments Banking Activities [member] | Retail Other C&G [member]
Underlying expenditure
Net result IFRS		308	331
Segments Banking Activities [member] | Retail Other C&G [member] | Underlying [member]
Underlying income
- Net interest income		1,310	1,199
- Net commission income		212	193
- Total investment and other income		61	85
Total underlying income		1,583	1,477
Underlying expenditure
- Operating expenses		1,001	890
Increase in loan loss provisions (IAS 39)		121	107
Total underlying expenditure		1,122	996
Underlying result before taxation		460	481
Taxation		116	118
Non-controllinginterests		36	32
Underlying net result		308	331
Segments Banking Activities [member] | Wholesale banking [member]
Underlying expenditure
Net result IFRS		1,012	1,611
Segments Banking Activities [member] | Wholesale banking [member] | Underlying [member]
Underlying income
- Net interest income		1,922	1,896
- Net commission income		553	577
- Total investment and other income		389	661
Total underlying income		2,864	3,134
Underlying expenditure
- Operating expenses		1,386	1,373
Increase in loan loss provisions (IAS 39)		39	170
Total underlying expenditure		1,425	1,543
Underlying result before taxation		1,439	1,591
Taxation		369	438
Non-controllinginterests		8	7
Underlying net result		1,061	1,145
Segments Banking Activities [member] | Wholesale banking [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Underlying net result		(50)	466
Segments Banking Activities [member] | Corporate Line Banking [member]
Underlying expenditure
Net result IFRS		(86)	(257)
Segments Banking Activities [member] | Corporate Line Banking [member] | Underlying [member]
Underlying income
- Net interest income		105	71
- Net commission income		(1)	(3)
- Total investment and other income		(49)	(162)
Total underlying income		54	(93)
Underlying expenditure
- Operating expenses		139	152
Increase in loan loss provisions (IAS 39)			1
Total underlying expenditure		139	153
Underlying result before taxation		(85)	(246)
Taxation		21	(53)
Underlying net result		(105)	(193)
Segments Banking Activities [member] | Corporate Line Banking [member] | Insurance other [member]
Underlying expenditure
Underlying net result		€ 19	€ (64)

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.